UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

AB MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.1%
Long-Term Municipal Bonds - 98.1%
Arizona - 81.4%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.25%, 7/01/29 (Pre-refunded/ETM)	$1,500	$1,638,270
Series 2013A
5.00%, 7/01/37	3,000	3,272,820
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease)
Series 2006
5.00%, 7/01/26	1,000	1,002,410
Arizona Health Facilities Authority (Dignity Health Obligated Group)
Series 2009D
5.00%, 7/01/28	1,000	1,021,750
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/34	3,000	3,320,940
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
Series 2018
5.00%, 5/01/43-5/01/48	2,100	2,310,893
Arizona State University
Series 2014
5.00%, 8/01/33	2,050	2,304,548
City of Glendale AZ Water & Sewer Revenue
Series 2012
5.00%, 7/01/28	2,000	2,198,760
City of Mesa AZ (City of Mesa AZ Excise Tax)
Series 2013
5.00%, 7/01/32	5,000	5,464,250
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	1,000	1,063,490
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2017A
5.00%, 7/01/33	750	848,708
City of Tempe AZ (City of Tempe AZ Excise Tax)
Series 2016
5.00%, 7/01/30	520	600,636
City of Tucson AZ Water System Revenue
Series 2012
5.00%, 7/01/28 (Pre-refunded/ETM)	500	555,895
5.00%, 7/01/29 (Pre-refunded/ETM)	1,860	2,067,929
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/26 (Pre-refunded/ETM)	1,000	1,085,340
AGM Series 2010
5.00%, 7/01/25 (Pre-refunded/ETM)	1,000	1,057,640

	Principal Amount (000)	U.S. $ Value
County of Pinal AZ
Series 2014
5.00%, 8/01/32	$2,840	$3,200,907
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/36 (a)	1,000	1,031,160
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group)
Series 2016
5.00%, 11/15/36 (a)	600	606,792
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	1,000	1,087,770
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,735,125
Industrial Development Authority of the City of Phoenix (The)
Series 2012
6.00%, 7/01/32 (Pre-refunded/ETM) (a)	250	277,810
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC)
Series 2016A
5.125%, 7/01/36 (a)	1,000	979,900
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC)
Series 2018A
5.00%, 7/01/37-7/01/42	2,250	2,469,725
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC)
Series 2012
5.00%, 12/01/32	2,500	2,718,300
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	3,400	3,870,868
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group)
Series 2017A
5.00%, 7/01/37	750	845,033
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy)
Series 2016
5.00%, 7/01/36-7/01/47	2,450	2,556,979
McAllister Academic Village LLC (Arizona State University)
Series 2016
5.00%, 7/01/37	2,500	2,831,300
Northern Arizona University
BAM Series 2015
5.00%, 6/01/34	1,000	1,127,670

	Principal Amount (000)	U.S. $ Value
Pima County Regional Transportation Authority
Series 2011
5.00%, 6/01/26 (Pre-refunded/ETM)	$3,000	$3,249,480
Pinal County Industrial Development Authority (Florence West Prison Expansion LLC)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,401,064
Salt River Project Agricultural Improvement & Power District
Series 2012A
5.00%, 12/01/29	1,500	1,648,770
Series 2015A
5.00%, 12/01/35	2,000	2,280,280
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	1,000	1,185,380
5.25%, 12/01/22-12/01/23	1,165	1,303,738
State of Arizona Lottery Revenue
AGM Series 2010A
5.00%, 7/01/28	6,000	6,240,780
Student & Academic Services LLC (Northern Arizona Capital Facilities Finance Corp.)
BAM Series 2014
5.00%, 6/01/44	1,200	1,303,836
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	400	442,000
Town of Buckeye AZ (Town of Buckeye AZ Excise Tax)
Series 2015
5.00%, 7/01/35	3,450	3,872,694
Town of Queen Creek AZ Excise Tax Revenue
Series 2018A
5.00%, 8/01/47	2,000	2,292,520
Tucson Airport Authority, Inc.
AMBAC Series 2001
5.35%, 6/01/31	6,475	6,491,835
Tucson Industrial Development Authority (University of Arizona)
AMBAC Series 2002A
5.00%, 7/15/32 (a)	985	986,123
University of Arizona
Series 2014
5.00%, 8/01/33	3,765	4,204,187
Western Maricopa Education Center District No. 402
Series 2014B
4.50%, 7/01/33-7/01/34	3,940	4,242,058

		97,298,363

Delaware - 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2016
5.00%, 9/01/36	520	561,902

	Principal Amount (000)	U.S. $ Value
Florida - 2.7%
City of Orlando FL
Series 2014A
5.25%, 11/01/33 (Pre-refunded/ETM)	$1,820	$2,116,787
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2015
5.00%, 6/01/35	1,000	1,096,850

		3,213,637

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	775	842,557
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	875	946,821

		1,789,378

Illinois - 2.4%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	335	350,560
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	2,360	2,486,685

		2,837,245

Kentucky - 0.9%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.25%, 6/01/41	1,000	1,087,520

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45 (a)	500	552,260

Minnesota - 1.1%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,130	1,285,488

New York - 0.7%
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	120	130,379
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	700	750,939

		881,318

	Principal Amount (000)	U.S. $ Value
North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	$ 600	$622,650
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	500	525,605

		1,148,255

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	320	308,800

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	165	158,400

South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	620	674,920

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	165	157,659

Texas - 3.3%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,111,920
Series 2015B
5.00%, 1/01/34	1,300	1,455,025
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	840	906,789
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	420	444,242

		3,917,976

	Principal Amount (000)	U.S. $ Value
Washington - 1.1%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (a)(b)(c)	$225	$234,067
Port of Seattle WA
Series 2015A
5.00%, 4/01/40	1,000	1,106,740

		1,340,807

Total Municipal Obligations (cost $114,273,681)		117,213,928

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (d)(e)(f) (cost $1,807,308)	1,807,308	1,807,308

Total Investments - 99.6% (cost $116,080,989) (g)		119,021,236
Other assets less liabilities - 0.4%		515,685

Net Assets - 100.0%		$119,536,921

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,276	8/31/20	2.235%	CPI	#	Maturity	$(834)
Barclays Bank PLC	USD	3,276	9/04/20	2.248%	CPI	#	Maturity	(700)
JPMorgan Chase Bank, NA	USD	3,358	8/30/20	2.210%	CPI	#	Maturity	948

								$(586)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $833,726 or 0.7% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,257,539 and gross unrealized depreciation of investments was $(317,878), resulting in net unrealized appreciation of $2,939,661.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.9% and 0.9%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$110,358,723		$6,855,205		$117,213,928
Short-Term Investments		1,807,308		– 0	–	– 0	–	1,807,308

Total Investments in Securities		1,807,308		110,358,723		6,855,205		119,021,236
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	948		– 0	–	948
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,534)		– 0	–	(1,534)

Total (b)		$1,807,308		$110,358,137		$6,855,205		$119,020,650

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$6,695,749		$6,695,749
Accrued discounts/(premiums)	(640)		(640)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	5,821		5,821
Purchases	154,275		154,275
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$6,855,205		$6,855,205

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$5,821		$5,821

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$237	$5,933	$4,363	$1,807	$5

AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
Massachusetts - 81.9%
Commonwealth of Massachusetts
Series 2013
5.00%, 6/01/31 (Pre-refunded/ETM)	$2,500	$2,711,400
Series 2015A
5.00%, 7/01/35	10,000	11,291,000
Series 2018A
5.00%, 1/01/42	5,000	5,728,950
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
4.596% (CPIYOYX + 1.67%), 6/01/20 (a)	2,000	2,047,360
Marthas Vineyard Land Bank
BAM Series 2014
5.00%, 5/01/32	1,830	2,080,509
BAM Series 2014
5.00%, 5/01/31	1,000	1,138,720
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2010B
5.00%, 7/01/28-7/01/29	1,670	1,764,669
Massachusetts Development Finance Agency
Series 2010
5.00%, 7/01/28 (Pre-refunded/ETM)	4,500	4,763,565
Series 2011
5.00%, 7/01/31 (Pre-refunded/ETM)	7,000	7,597,380
Massachusetts Development Finance Agency (Baystate Medical Obligated Group)
Series 2014N
5.00%, 7/01/44	7,000	7,559,860
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,303,508
Massachusetts Development Finance Agency (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,425,922
Series 2017T
5.00%, 7/01/37	1,000	1,148,130
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	3,755	4,037,376
Massachusetts Development Finance Agency (Brandeis University)
Series 2010O-2
5.00%, 10/01/28	3,500	3,622,535
Massachusetts Development Finance Agency (Broad Institute, Inc. (The))
Series 2017
5.00%, 4/01/34-4/01/35	5,980	6,943,501

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Children’s Hospital Corp. (The))
Series 2014P
5.00%, 10/01/34	$1,055	$1,182,507
Massachusetts Development Finance Agency (Emerson College)
Series 2016A
5.00%, 1/01/34-1/01/36	2,435	2,671,753
5.25%, 1/01/42	1,000	1,104,070
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/31-10/01/43	4,100	4,501,002
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E
5.00%, 11/01/38	5,000	5,481,700
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
Series 2017
5.00%, 7/01/37	1,150	1,237,377
Massachusetts Development Finance Agency (Lesley University)
Series 2016
5.00%, 7/01/39	2,055	2,285,037
Massachusetts Development Finance Agency (MCPHS University)
Series 2013F
4.00%, 7/01/32	1,000	1,034,550
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.00%, 7/01/27-7/01/32	3,980	4,233,549
5.25%, 7/01/42	1,330	1,406,661
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.)
Series 2017
5.00%, 10/01/47 (b)	2,000	2,135,160
Massachusetts Development Finance Agency (Simmons University)
Series 2018L
5.00%, 10/01/34-10/01/35	3,980	4,492,110
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
4.00%, 7/01/36	2,000	1,999,900
5.00%, 7/01/41	2,500	2,715,325
Massachusetts Development Finance Agency (Suffolk University)
Series 2009A
6.00%, 7/01/24	715	736,278
Series 2017
5.00%, 7/01/33	1,250	1,389,200
Massachusetts Development Finance Agency (Trustees of The Deerfield Academy (The))
Series 2010
5.00%, 10/01/30	5,000	5,319,750
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/36	1,500	1,647,345

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Whitehead Institute for Biomedical Research)
Series 2011
5.00%, 6/01/26	$1,460	$1,576,946
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,481,029
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution)
Series 2018
5.00%, 6/01/48	3,000	3,419,010
Massachusetts Health & Educational Facilities Authority
Series 2010B
5.00%, 7/01/30 (Pre-refunded/ETM)	3,860	4,086,080
Series 2010C
5.375%, 7/01/35 (Pre-refunded/ETM) (c)	1,005	1,068,727
Massachusetts Health & Educational Facilities Authority (Berklee College of Music, Inc.)
Series 2007A
5.00%, 10/01/32	210	210,536
Massachusetts Health & Educational Facilities Authority (Northeastern University)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,446,219
Massachusetts Health & Educational Facilities Authority (Winchester Hospital)
Series 2010
5.25%, 7/01/38	2,500	2,634,475
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	2,904,440
Series 2012B
5.00%, 7/01/32	1,430	1,578,734
Massachusetts School Building Authority
Series 2015B
5.00%, 1/15/30 (Pre-refunded/ETM)	3,770	4,376,329
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,027,979
Series 2013A
5.00%, 5/15/32	2,500	2,779,825
Massachusetts Water Resources Authority
Series 2011B
5.00%, 8/01/26 (Pre-refunded/ETM)	2,425	2,632,895
5.00%, 8/01/29 (Pre-refunded/ETM)	2,000	2,171,460
Series 2016C
5.00%, 8/01/33	8,500	9,811,210
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/27	6,000	6,469,080

	Principal Amount (000)	U.S. $ Value
University of Massachusetts Building Authority (University of Massachusetts Boston)
Series 20141
5.00%, 11/01/44	$2,000	$2,235,140
Series 20173
5.00%, 11/01/34	2,500	2,915,025

		181,562,798

Arizona - 2.3%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	4,065	4,323,087
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	782,351

		5,105,438

California - 0.2%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	360	361,026

Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,070,570

Connecticut - 0.5%
State of Connecticut
Series 2015F
5.00%, 11/15/32	1,000	1,100,630

Florida - 1.5%
County of Miami-Dade FL Aviation Revenue
Series 2014
5.00%, 10/01/27	3,000	3,387,570

Guam - 1.6%
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/40	1,525	1,680,047
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	1,770	1,915,323

		3,595,370

Illinois - 0.9%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	650	680,192
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.00%, 5/15/37	1,050	1,083,663

	Principal Amount (000)	U.S. $ Value
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.25%, 1/01/24 (c)	$360	$356,044

		2,119,899

Michigan - 0.8%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,605	1,692,184

New Jersey - 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/29	1,170	1,304,550

New York - 2.5%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/28 (Pre-refunded/ETM)	5,065	5,570,791

North Carolina - 1.0%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (c)	1,000	1,037,750
North Carolina Turnpike Authority
Series 2017
5.00%, 1/01/32	1,000	1,127,440

		2,165,190

Ohio - 0.8%
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2016
5.00%, 1/01/36	1,100	1,186,537
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (c)	600	579,000

		1,765,537

Pennsylvania - 1.1%
City of Philadelphia PA
AGM Series 2017A
5.00%, 8/01/33	1,000	1,123,660
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	1,140	1,243,010

		2,366,670

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.5%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	$695	$723,384
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	315	302,400

		1,025,784

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b) (c)	310	296,208

Texas - 1.3%
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34	1,000	1,111,920
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,090	1,176,666
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	545	576,457

		2,865,043

Wisconsin - 0.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	750	776,970
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016B
5.00%, 12/01/25 (b)	1,000	1,128,510

		1,905,480

Total Municipal Obligations (cost $212,820,338)		219,260,738

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (d)(e)(f) (cost $322,052)	322,052	322,052

Total Investments - 99.0% (cost $213,142,390) (g)		219,582,790
Other assets less liabilities - 1.0%		2,181,077

Net Assets - 100.0%		$221,763,867

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	6,080	6/01/23	3 Month LIBOR	3.121%	Quarterly/Semi-Annual	$38,741
USD	10,900	4/03/34	3 Month LIBOR	3.276%	Quarterly/Semi-Annual	328,526
USD	35,600	4/01/39	3.022%	3 Month LIBOR	Semi-Annual/Quarterly	51,668
USD	22,500	4/01/44	3 Month LIBOR	3.081%	Quarterly/Semi-Annual	243,689

						$662,624

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,053	9/04/20	2.248%	CPI	#	Maturity	$(1,294)
JPMorgan Chase Bank, NA	USD	6,204	8/30/20	2.210%	CPI	#	Maturity	1,752
Barclays Bank PLC	USD	6,053	8/31/20	2.235%	CPI	#	Maturity	(1,541)

								$(1,083)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of August 31, 2018.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $4,336,848 or 2.0% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,467,437 and gross unrealized depreciation of investments was $(365,496), resulting in net unrealized appreciation of $7,101,941.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CPIYOYX	-	Consumer Price Index Year Over Year Change
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$215,923,009		$3,337,729		$219,260,738
Short-Term Investments		322,052		– 0	–	– 0	–	322,052

Total Investments in Securities		322,052		215,923,009		3,337,729		219,582,790
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	662,624		– 0	–	662,624
Inflation (CPI) Swaps		– 0	–	1,752		– 0	–	1,752
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,835)		– 0	–	(2,835)

Total (b)		$322,052		$216,584,550		$3,337,729		$220,244,331

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB Massachusetts Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$1,977,387		$1,977,387
Accrued discounts/(premiums)	36		36
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	21,527		21,527
Purchases	289,850		289,850
Sales	– 0	–	– 0	–
Transfers in to Level 3	1,048,929		1,048,929	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$3,337,729		$3,337,729

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$21,527		$21,527

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$863	$11,080	$11,621	$322	$7

AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.5%
Minnesota - 99.5%
Anoka-Hennepin Independent School District No. 11 COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,874,534
Brainerd Independent School District No. 181
Series 2018A
4.00%, 2/01/43	1,000	1,029,500
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 1/01/32	2,200	2,356,046
City of Bethel MN (Lodge at Stillwater LLC (The))
Series 2018
5.25%, 6/01/58 (a)	350	356,930
City of Center City MN (Hazelden Betty Ford Foundation)
Series 2014
5.00%, 11/01/29-11/01/44	800	882,119
City of Duluth MN
Series 2016A
5.00%, 2/01/34	1,000	1,140,450
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2017
5.00%, 5/01/31	1,000	1,127,850
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,128,510
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/30	1,000	1,092,100
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/28	1,355	1,585,865
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Children’s Health Care)
Series 2010A
5.25%, 8/15/25-8/15/35	1,500	1,590,530
City of St. Cloud MN
Series 2010A
5.125%, 5/01/30 (Pre-refunded/ETM)	1,405	1,481,067
City of St. Cloud MN (CentraCare Health System Obligated Group)
Series 2010A
5.125%, 5/01/30	95	99,935
City of St. Louis Park MN
Series 2009
5.50%, 7/01/29 (Pre-refunded/ETM)	1,150	1,185,788

	Principal Amount (000)	U.S. $ Value
City of St. Paul MN (City of St. Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/30-11/01/32	$2,900	$3,273,064
Cloquet Independent School District No. 94
Series 2015B
5.00%, 2/01/31	2,200	2,512,444
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series 2009A-2
5.25%, 11/15/28 (Pre-refunded/ETM) (a)	610	635,041
Series 2015A
5.00%, 11/15/40 (Pre-refunded/ETM)	600	702,930
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Allina Health Obligated Group)
Series 2009
5.25%, 11/15/28	590	614,792
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Fairview Health Services Obligated Group)
Series 2017
5.00%, 11/15/47	2,000	2,244,040
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group)
Series 2015A
5.00%, 7/01/32	1,000	1,127,780
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/25	420	463,033
Minneapolis Special School District No. 1
Series 2016
5.00%, 2/01/31	3,000	3,503,430
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2010A
5.00%, 1/01/30	1,250	1,300,000
Series 2012B
5.00%, 1/01/29	1,250	1,358,987
Minnesota Agricultural & Economic Development Board (Essentia Health)
AGC Series 2008C-1
5.50%, 2/15/25	1,000	1,052,360
Minnesota Higher Education Facilities Authority
Series 2009 7-A
5.00%, 10/01/29 (Pre-refunded/ETM)	500	517,180
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.)
Series 2010H
5.125%, 12/01/30	1,000	1,032,910
Minnesota Higher Education Facilities Authority (Hamline University)
Series 2017B
5.00%, 10/01/36	500	544,260
Minnesota Higher Education Facilities Authority (St. Catherine University)
Series 2012S
5.00%, 10/01/32 (Pre-refunded/ETM)	1,400	1,553,594

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 10/01/45 (b)	$1,100	$1,231,835
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20107
5.00%, 10/01/20	255	263,346
Series 20158
5.00%, 12/01/32	1,000	1,143,910
Minnesota Higher Education Facilities Authority (University of St. Thomas)
Series 2017A
4.00%, 10/01/34	800	837,184
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/32	750	850,043
New Prague Independent School District No. 721
Series 2015A
4.00%, 2/01/32	1,000	1,054,280
Northern Municipal Power Agency
Series 2010A-2
5.00%, 1/01/23 (Pre-refunded/ETM)	1,260	1,350,972
5.00%, 1/01/24 (Pre-refunded/ETM)	1,875	2,010,375
Series 2017
5.00%, 1/01/33-1/01/41	1,150	1,292,553
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/47	2,000	2,270,840
St. Paul Port Authority (Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/29	2,445	2,561,382
University of Minnesota
Series 2014B
4.00%, 1/01/32	2,000	2,108,720
5.00%, 1/01/39	1,500	1,669,905
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 1/01/40	2,500	2,771,400

Total Municipal Obligations (cost $59,067,226)		60,783,814

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (c)(d)(e) (cost $1,088,333)	1,088,333	1,088,333

Total Investments - 101.3% (cost $60,155,559) (f)		61,872,147
Other assets less liabilities - (1.3)%		(807,450)

Net Assets - 100.0%		$61,064,697

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value			Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD 3,260	6/01/23	3.121%	3 Month LIBOR	Semi-Annual/Quarterly		$(20,772)		$(18,130)		$(2,642)
USD 3,260	6/01/23	3 Month LIBOR	3.121%	Quarterly/Semi-Annual		20,772		– 0	–	20,772

					$	– 0	–	$(18,130)		$18,130

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	1,670	8/31/20	2.235%	CPI	#	Maturity	$(425)
Barclays Bank PLC	USD	1,669	9/04/20	2.248%	CPI	#	Maturity	(357)
JPMorgan Chase Bank, NA	USD	1,711	8/30/20	2.210%	CPI	#	Maturity	483

								$(299)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	When-Issued or delayed delivery security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,837,617 and gross unrealized depreciation of investments was $(103,198), resulting in net unrealized appreciation of $1,734,419.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$59,791,843		$991,971		$60,783,814
Short-Term Investments		1,088,333		– 0	–	– 0	–	1,088,333

Total Investments in Securities		1,088,333		59,791,843		991,971		61,872,147
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	20,772		– 0	–	20,772
Inflation (CPI) Swaps		– 0	–	483		– 0	–	483
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(20,772)		– 0	–	(20,772)
Inflation (CPI) Swaps		– 0	–	(782)		– 0	–	(782)

Total (b)		$1,088,333		$59,791,544		$991,971		$61,871,848

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$639,475		$639,475
Accrued discounts/(premiums)	135		135
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	1,363		1,363
Purchases	350,998		350,998
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$991,971		$991,971

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$1,363		$1,363

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$720	$3,599	$3,231	$1,088	$2

AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.2%
Long-Term Municipal Bonds - 99.2%
New Jersey - 73.5%
City of Jersey City NJ
Series 2017A
5.00%, 11/01/31-11/01/37	$1,500	$1,723,060
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/36	3,500	3,947,440
Landis Sewage Authority
NATL Series 1993
5.773%, 9/19/19 (a)	300	306,225
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/26	3,320	3,654,125
New Jersey Economic Development Authority
Series 2012
5.00%, 6/01/32 (Pre-refunded/ETM)	2,000	2,212,760
New Jersey Economic Development Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016A
5.00%, 6/01/41 (b)	1,000	1,032,960
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	4,000	4,260,920
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.)
Series 2002
6.50%, 4/01/28	1,000	1,162,150
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/32	1,000	1,095,830
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/28	1,000	1,095,600
5.50%, 1/01/27	1,000	1,126,800
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/47	2,000	2,141,420
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2017
5.00%, 6/01/32	1,765	2,035,610
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	1,165	1,264,747

	Principal Amount (000)	U.S. $ Value
New Jersey Educational Facilities Authority (Kean University)
AGM Series 2015H
5.00%, 7/01/34	$2,500	$2,793,225
New Jersey Educational Facilities Authority (Princeton University)
Series 2017C
5.00%, 7/01/42	1,000	1,161,550
New Jersey Health Care Facilities Financing Authority
Series 2013
5.25%, 7/01/31 (Pre-refunded/ETM) (b)	1,800	2,052,581
AGC Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,383,614
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	45	45,126
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,950	2,240,472
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	2,100	2,191,350
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/35	1,835	2,073,495
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,000	2,176,460
Series 2016A
5.00%, 7/01/33	1,000	1,136,240
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/29	2,750	3,071,350
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2015A
5.25%, 6/15/41	1,250	1,349,587
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/43 (Pre-refunded/ETM) (b)	3,265	3,629,994
5.00%, 1/01/43	1,935	2,097,714
North Hudson Sewerage Authority/NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	7,637,115
Rutgers The State University of New Jersey
Series 2013L
5.00%, 5/01/30	4,500	5,016,510

	Principal Amount (000)	U.S. $ Value
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	$1,540	$1,659,258
Union County Improvement Authority (Township of Union NJ/Union County Lease)
NATL Series 2003A
5.25%, 8/15/23	1,940	1,945,141
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,560	4,975,872

		76,696,301

California – 0.4%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	400	401,140

Guam – 1.6%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	805	871,034
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/46	720	785,182

		1,656,216

Idaho – 3.8%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2014
5.00%, 7/15/31	3,600	3,967,812

Illinois – 2.4%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	305	319,167
Kane Cook & DuPage Counties School District No. U-46 Elgin
Series 2015D
5.00%, 1/01/34	1,000	1,100,770
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	1,000	1,058,010

		2,477,947

Nevada – 1.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (b)(c)	500	55,680

	Principal Amount (000)	U.S. $ Value
Clark County School District
Series 2017C
5.00%, 6/15/35	$1,000	$1,134,010

		1,189,690

New York - 8.8%
Port Authority of New York & New Jersey
Series 2012
5.00%, 7/15/30	4,250	4,623,320
Series 2014
5.00%, 9/01/31	1,100	1,225,521
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	3,175	3,299,016

		9,147,857

North Dakota - 0.2%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.00%, 9/15/28 (b)(c)	265	257,031

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	280	270,200

Pennsylvania - 4.5%
Delaware River Port Authority
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,711,503

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	150	144,000

South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	570	620,491

Tennessee - 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (b)(c)	145	138,549
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (b)(c)(d)	260	258,588

		397,137

	Principal Amount (000)	U.S. $ Value
Texas - 1.1%
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/34	$1,000	$1,106,990

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018B
5.25%, 1/01/38 (b)(c)(d)	210	218,463

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.25%, 1/01/38 (b)(c)	265	267,017

Total Long-Term Municipal Bonds (cost $98,506,645)		103,529,795

Short-Term Municipal Notes - 1.0%
Texas - 1.0%
State of Texas
Series 2018
4.00%, 8/29/19 (d) (cost $1,021,265)	1,000	1,021,050

Total Municipal Obligations (cost $99,527,910)		104,550,845

	Shares
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (e)(f)(g) (cost $927,358)	927,358	927,358

Total Investments - 101.1% (cost $100,455,268) (h)		105,478,203
Other assets less liabilities - (1.1)%		(1,139,035)

Net Assets - 100.0%		$104,339,168

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	8,400	7/01/20	3 Month LIBOR	3.060%	Quarterly/Semi-Annual	$5,770
USD	1,000	6/01/28	3 Month LIBOR	3.212%	Quarterly/Semi-Annual	17,518

						$23,288

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,873	8/31/20	2.235%	CPI	#	Maturity	$(731)
Barclays Bank PLC	USD	2,873	9/04/20	2.248%	CPI	#	Maturity	(614)
JPMorgan Chase Bank, NA	USD	2,944	8/30/20	2.210%	CPI	#	Maturity	831

								$(514)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Inverse floater security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $1,195,328 or 1.1% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,258,215 and gross unrealized depreciation of investments was $(212,506), resulting in net unrealized appreciation of $5,045,709.

As of August 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 21.1% and 9.6%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$95,348,732		$8,181,063		$103,529,795
Short-Term Investments:
Short-Term Municipal Notes		– 0	–	1,021,050		– 0	–	1,021,050
Investment Companies		927,358		– 0	–	– 0	–	927,358

Total Investments in Securities		927,358		96,369,782		8,181,063		105,478,203
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	23,288		– 0	–	23,288
Inflation (CPI) Swaps		– 0	–	831		– 0	–	831
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,345)		– 0	–	(1,345)

Total (b)		$927,358		$96,392,556		$8,181,063		$105,500,977

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$7,229,273		$7,229,273
Accrued discounts/(premiums)	(6,252)		(6,252)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(7,118)		(7,118)
Purchases	965,160		965,160
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$8,181,063		$8,181,063

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(7,118)		$(7,118)

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$113	$5,152	$4,338	$927	$6

AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.2%
Long-Term Municipal Bonds - 100.2%
Ohio - 85.6%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/34	$2,000	$2,232,540
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,000	1,006,330
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	3,500	3,832,640
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	1,700	1,871,513
City of Cleveland OH
Series 2012
5.00%, 12/01/28	2,215	2,461,773
City of Columbus OH
Series 2014A
4.00%, 2/15/28	3,510	3,783,815
Cleveland Department of Public Utilities Division of Public Power
AGM Series 2018
5.00%, 11/15/35	1,100	1,255,001
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/33	3,000	3,304,890
Cleveland State University
Series 2012
5.00%, 6/01/30	3,000	3,240,600
County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/42	1,650	1,823,167
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,437,440
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/37	1,400	1,495,326
County of Franklin OH (Agler Green LP)
Series 2002A
5.65%, 5/20/32	770	771,386
5.80%, 5/20/44	1,150	1,151,506
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	865	871,271
County of Franklin/OH (Trinity Health Corp. Obligated Group)
Series 2017
5.00%, 12/01/47	1,150	1,291,864

	Principal Amount (000)	U.S. $ Value
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/31	$4,305	$4,843,771
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,625	1,709,240
County of Montgomery OH (Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 4/01/49 (a)(b)(c)	450	449,379
County of Scioto OH (Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 2/15/33	1,000	1,105,130
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	575	600,047
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	1,300	1,472,159
Gallia County Local School District
Series 2014
5.00%, 11/01/29	2,000	2,251,960
Kent State University
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,364,168
Miami University/Oxford OH
Series 2011
5.00%, 9/01/31	1,000	1,077,260
Northeast Ohio Regional Sewer District
Series 2013
5.00%, 11/15/43 (Pre-refunded/ETM)	3,000	3,389,760
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	385	371,525
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	105	101,325
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.)
Series 2017
4.50%, 1/15/48 (a)(c)	700	722,652
Ohio Higher Educational Facility Commission (Denison University)
Series 2012
5.00%, 11/01/32	590	641,206
Ohio Higher Educational Facility Commission (Kenyon College)
Series 2017
5.00%, 7/01/34-7/01/42	3,365	3,769,564

	Principal Amount (000)	U.S. $ Value
Ohio Higher Educational Facility Commission (University of Dayton)
Series 2011A
5.375%, 12/01/30	$750	$804,443
Ohio University
Series 2013
5.00%, 12/01/32	3,120	3,427,788
Princeton City School District
Series 2014
5.00%, 12/01/39	750	838,358
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	3,760	4,177,285
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	1,270	1,438,440
University of Akron (The)
Series 2014A
5.00%, 1/01/32	4,080	4,542,142

		75,928,664

California - 0.3%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (c)	220	232,344
State of California
Series 2004
5.25%, 4/01/29	5	5,014

		237,358

Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/37	415	455,126

Florida - 2.9%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,000	1,093,310
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,300	1,447,147

		2,540,457

Guam - 1.6%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	615	668,610
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	690	748,028

		1,416,638

	Principal Amount (000)	U.S. $ Value
Illinois - 1.6%
Illinois State Toll Highway Authority
Series 2013A
5.00%, 1/01/32	$1,250	$1,373,463

Kansas - 0.4%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2018
4.50%, 6/01/40	350	353,822

New York - 0.9%
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	110	119,514
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	635	681,209

		800,723

North Carolina - 0.4%
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35 (a)	375	394,204

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	130	124,800

Tennessee - 0.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(c)	125	119,439
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University)
Series 2012
5.00%, 11/01/29	630	679,871

		799,310

Texas - 5.0%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,000	1,104,120
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	1,025	1,137,791

	Principal Amount (000)	U.S. $ Value
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	$215	$241,882
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	700	783,475
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	740	798,837
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	370	391,356

		4,457,461

Total Investments - 100.2% (cost $86,043,970) (d)		88,882,026
Other assets less liabilities - (0.2)%		(178,590)

Net Assets - 100.0%		$88,703,436

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,433	8/31/20	2.235%	CPI	#	Maturity	$(619)
JPMorgan Chase Bank, NA	USD	2,494	8/30/20	2.210%	CPI	#	Maturity	704
Barclays Bank PLC	USD	2,433	9/04/20	2.248%	CPI	#	Maturity	(520)

								$(435)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $1,523,814 or 1.7% of net assets.

(d)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,152,670 and gross unrealized depreciation of investments was $(315,050), resulting in net unrealized appreciation of $2,837,621.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity

AB Municipal Income Fund II

AB Ohio Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,132,670	$3,749,356		$88,882,026

Total Investments in Securities		– 0	–	85,132,670	3,749,356		88,882,026
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	704	– 0	–	704
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,139)	– 0	–	(1,139)

Total (b)	$	– 0	–	$85,132,235	$3,749,356		$88,881,591

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$3,362,306		$3,362,306
Accrued discounts/(premiums)	(762)		(762)
Realized gain (loss)	5,128		5,128
Change in unrealized appreciation/depreciation	(9,619)		(9,619)
Purchases	563,824		563,824
Sales	(171,521)		(171,521)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$3,749,356		$3,749,356

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(4,330)		$(4,330)

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)			Dividend Income (000)
Government Money Market Portfolio	$288	$2,195	$2,483	$	– 0	–	$2

AB Municipal Income Fund II

AB Pennsylvania Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.1%
Long-Term Municipal Bonds - 98.9%
Pennsylvania - 90.5%
Adams County Industrial Development Authority (Gettysburg College)
Series 2010
5.00%, 8/15/25	$1,090	$1,150,550
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group)
Series 2018A
5.00%, 4/01/36	1,600	1,770,416
Allegheny County Industrial Development Authority (Residential Resources, Inc./PA)
Series 2006
5.00%, 9/01/21	315	315,617
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (a)	700	752,871
Altoona Area School District
BAM Series 2018
5.00%, 12/01/39	2,000	2,219,960
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (b)	415	400,475
Bensalem Township School District
Series 2013
5.00%, 6/01/30	3,345	3,754,863
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/43	500	541,370
Bucks County Water & Sewer Authority
AGM Series 2011
5.00%, 12/01/29 (Pre-refunded/ETM)	1,255	1,378,279
AGM Series 2015A
5.00%, 12/01/37	780	874,255
Carlisle Area School District
Series 2011
5.00%, 9/01/25 (Pre-refunded/ETM)	2,000	2,206,920
Centre County Hospital Authority (Mount Nittany Medical Center Obligated Group)
Series 2018A
5.00%, 11/15/42	1,000	1,112,850
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District)
Series 2018
5.00%, 3/01/38 (a)(b)	525	535,332
City of Philadelphia PA
Series 2014A
5.25%, 7/15/31	2,500	2,784,425
Series 2017
5.00%, 8/01/31	1,000	1,131,050

	Principal Amount (000)	U.S. $ Value
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/36	$1,700	$1,936,385
Commonwealth Financing Authority State Lease
Series 2018
5.00%, 6/01/31	2,500	2,840,250
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/28 (Pre-refunded/ETM)	1,800	2,033,118
Commonwealth of Pennsylvania COP
Series 2018A
5.00%, 7/01/34-7/01/36	2,200	2,449,342
County of York PA
Series 2017
5.00%, 3/01/36	1,000	1,150,720
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46 (b)	635	679,907
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (b)	300	309,954
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/32	1,625	1,764,084
Delaware County Regional Water Quality Control Authority
Series 2013
5.00%, 5/01/30 (Pre-refunded/ETM)	2,070	2,336,823
Delaware River Port Authority
Series 2010D
5.00%, 1/01/29	4,470	4,646,967
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/33	660	719,380
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/37	1,100	1,208,460
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM) (b)	735	783,135
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (b)	765	810,449
Northampton County General Purpose Authority (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,222,980

	Principal Amount (000)	U.S. $ Value
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/32	$2,000	$2,134,140
Pennsylvania Higher Educational Facilities Authority
Series 2010
5.00%, 3/01/27 (Pre-refunded/ETM)	1,460	1,527,890
Pennsylvania Turnpike Commission
Series 2010B-2
5.00%, 12/01/30 (Pre-refunded/ETM) (b)	1,245	1,330,239
5.00%, 12/01/30 (Pre-refunded/ETM)	940	1,005,480
Series 2017A
5.00%, 12/01/37	1,250	1,404,200
Series 2017B
5.00%, 6/01/36	1,000	1,101,750
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2018B
5.00%, 12/01/38-12/01/43	2,000	2,239,740
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/37	675	718,524
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40 (b)	400	412,408
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)(d)(e)	350	3,500
Philadelphia Authority for Industrial Development (Temple University-of The Commonwealth System of Higher Education)
Series 2016-2
5.00%, 4/01/29	1,000	1,138,930
Philadelphia Gas Works Co.
Series 2010-9
5.00%, 8/01/30 (Pre-refunded/ETM)	2,000	2,119,720
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,872,123
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/23	1,500	1,582,845
Scranton School District/PA
BAM Series 2017E
5.00%, 12/01/33-12/01/35	1,800	2,012,146

	Principal Amount (000)	U.S. $ Value
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	$1,075	$1,130,846
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/33	2,000	2,267,400
Susquehanna Area Regional Airport Authority
Series 2017
5.00%, 1/01/35-1/01/38	2,000	2,195,080
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/44	2,000	2,211,380
Wilkes-Barre Finance Authority
Series 2010
5.00%, 11/01/30 (Pre-refunded/ETM)	2,500	2,666,150

		78,895,678

Colorado - 0.3%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	215	230,172

Guam - 1.6%
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/40	645	697,909
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	620	649,921

		1,347,830

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/41	315	336,581

New Jersey - 0.5%
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	425	457,912

New York - 2.2%
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	1,735	1,923,959

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	125	120,000

	Principal Amount (000)	U.S. $ Value
South Carolina - 0.6%
South Carolina Public Service Authority
Series 2016B
5.00%, 12/01/41	$470	$511,633

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	120	114,661

Texas - 2.6%
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A
5.00%, 8/15/39	1,200	1,324,944
City of Houston TX Airport System Revenue
AGM Series 2000P
3.921%, 7/01/30 (f)	475	475,000
XLCA Series 2002D
4.152%, 7/01/32 (f)	475	475,000

		2,274,944

Total Long-Term Municipal Bonds (cost $83,578,239)		86,213,370

Short-Term Municipal Notes - 1.2%
Texas - 1.2%
State of Texas
Series 2018
4.00%, 8/29/19 (g) (cost $1,021,265)	1,000	1,021,050

Total Municipal Obligations (cost $84,599,504)		87,234,420

	Shares
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (h)(i)(j) (cost $27,971)	27,971	27,971

Total Investments - 100.1% (cost $84,627,475) (k)		87,262,391
Other assets less liabilities - (0.1)%		(66,098)

Net Assets - 100.0%		$87,196,293

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,387	8/31/20	2.235%	CPI	#	Maturity	$(608)
Barclays Bank PLC	USD	2,387	9/04/20	2.248%	CPI	#	Maturity	(510)
JPMorgan Chase Bank, NA	USD	2,446	8/30/20	2.210%	CPI	#	Maturity	691

								$(427)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $1,402,864 or 1.6% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2018 and the aggregate market value of these securities amounted to $950,000 or 1.09% of net assets.

(g)	When-Issued or delayed delivery security.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,033,989 and gross unrealized depreciation of investments was $(399,501), resulting in net unrealized appreciation of $2,634,488.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.4% and 1.6%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund II

AB Pennsylvania Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$80,833,310		$5,380,060		$86,213,370
Short-Term Investments:
Short-Term Municipal Notes		– 0	–	1,021,050		– 0	–	1,021,050
Investment Companies		27,971		– 0	–	– 0	–	27,971

Total Investments in Securities		27,971		81,854,360		5,380,060		87,262,391
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	691		– 0	–	691
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,118)		– 0	–	(1,118)

Total (b)		$27,971		$81,853,933		$5,380,060		$87,261,964

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$4,859,378		$4,859,378
Accrued discounts/(premiums)	(139)		(139)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	15,574		15,574
Purchases	635,247		635,247
Sales	(130,000)		(130,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/18	$5,380,060		$5,380,060

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$15,919		$15,919

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,664	$4,574	$9,210	$28	$6

AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.8%
Long-Term Municipal Bonds - 98.8%
Virginia - 74.9%
Arlington County Industrial Development Authority (AHC LP-3/VA)
Series 2001
5.15%, 11/01/31	$1,240	$1,243,633
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)(b)	585	599,455
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	4,000	4,433,280
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	1,600	1,646,352
City of Hampton VA
Series 2010A
5.00%, 1/15/21	1,750	1,771,490
City of Newport News VA
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,266,310
City of Richmond VA
Series 2016
5.00%, 1/15/34	5,000	5,712,700
City of Richmond VA (City of Richmond VA Public Utility Revenue)
Series 2013A
5.00%, 1/15/29	1,970	2,198,126
City of Richmond VA Public Utility Revenue
Series 2016
5.00%, 1/15/30	4,000	4,645,080
City of Suffolk VA
Series 2010
5.00%, 8/01/22	1,870	1,980,854
Series 2010A
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	210	222,367
Series 2011
5.00%, 2/01/26 (Pre-refunded/ETM) (a)	4,110	4,412,167
5.00%, 2/01/26 (Pre-refunded/ETM)	950	1,022,171
County of Henrico VA
Series 2010
5.00%, 7/15/24	6,600	6,982,206
Culpeper County Economic Development Authority
Series 2014
4.00%, 6/01/29	2,955	3,104,848
Dullles Town Center Community Development Authority
Series 2012
4.25%, 3/01/26 (a)	1,000	1,000,320

	Principal Amount (000)	U.S. $ Value
Fairfax County Economic Development Authority (County of Fairfax VA Lease)
Series 2014A
5.00%, 10/01/34	$1,000	$1,130,990
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2016
4.00%, 4/01/35	2,000	2,104,060
Fairfax County Economic Development Authority (Goodwin House, Inc.)
Series 2016
5.00%, 10/01/36-10/01/42	3,200	3,540,168
Fairfax County Industrial Development Authority (Inova Health System Obligated Group)
Series 2012
5.00%, 5/15/35	1,800	1,965,780
Series 2014A
5.00%, 5/15/44	2,000	2,196,880
Series 2018A
4.00%, 5/15/48	1,500	1,530,180
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/30-6/15/31	5,000	5,672,620
Hampton Roads Sanitation District
Series 2017A
5.00%, 10/01/33	3,550	4,153,216
Hampton Roads Transportation Accountability Commission
Series 2018A
5.00%, 7/01/35	4,000	4,671,000
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42 (a)	2,000	2,067,260
Henrico County Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/30	2,000	2,201,940
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group)
Series 2017C
5.00%, 12/01/37 (a)	765	811,413
Lexington Industrial Development Authority (Kendal at Lexington)
Series 2016
4.00%, 1/01/31	1,500	1,538,415
Loudoun County Sanitation Authority
Series 2010
5.00%, 1/01/29	3,820	3,978,415
Lynchburg Economic Development Authority (Centra Health Obligated Group)
Series 2017A
5.00%, 1/01/47	1,750	1,942,027
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36 (a)	250	269,943

	Principal Amount (000)	U.S. $ Value
Newport News Redevelopment & Housing Authority (Walker-Newport News LP)
Series 2002A
5.55%, 9/20/34	$1,880	$1,882,576
5.65%, 3/20/44	1,660	1,661,710
Norfolk Economic Development Authority (Bon Secours Health System, Inc. Obligated Group)
Series 2013
5.00%, 11/01/29	2,200	2,422,134
Peninsula Town Center Community Development Authority
Series 2018
5.00%, 9/01/37 (a)(b)	510	543,033
Prince William County Industrial Development Authority
Series 2011
5.50%, 9/01/31 (Pre-refunded/ETM)	3,750	4,134,675
Prince William County Industrial Development Authority (Westminster at Lake Ridge)
Series 2016
5.00%, 1/01/31	1,700	1,841,406
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (a)(b)	1,000	1,018,940
Roanoke County Economic Development Authority (City of Roanoke VA Lease)
Series 2015
5.00%, 10/15/35	1,750	1,997,852
Roanoke Economic Development Authority (Carilion Clinic Obligated Group)
AGM Series 2005C
5.00%, 7/01/27	3,000	3,146,400
Roanoke Economic Development Authority (Lynchburg College)
Series 2018A
5.00%, 9/01/33-9/01/43	3,660	4,032,609
Suffolk Economic Development Authority (United Church Homes & Services Obligated Group)
Series 2016
5.00%, 9/01/31 (a)	1,000	1,073,000
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	2,400	2,400,024
Town of Leesburg VA
Series 2011A
5.00%, 1/15/24 (Pre-refunded/ETM) (a)	395	423,511
5.00%, 1/15/24	1,645	1,764,526
Virginia College Building Authority (Liberty University, Inc.)
Series 2010
5.25%, 3/01/29	5,000	5,249,250

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/30 (b)	$1,615	$1,720,427
Virginia College Building Authority (Roanoke College)
Series 2007
5.00%, 4/01/23	1,000	1,002,210
Virginia Commonwealth University Health System Authority
Series 2011
5.00%, 7/01/27 (Pre-refunded/ETM)	1,000	1,086,780
Series 2017B
5.00%, 7/01/46	2,000	2,246,920
Virginia Port Authority
Series 2016B
5.00%, 7/01/35-7/01/36	6,160	6,864,384
Virginia Resources Authority
Series 2011B
5.00%, 11/01/26 (Pre-refunded/ETM) (a)	2,260	2,476,463
5.00%, 11/01/26	2,740	2,997,122
Series 2016C
4.00%, 11/01/34	2,000	2,130,260
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2013
5.00%, 10/01/25	4,000	4,565,640
Virginia Small Business Financing Authority (Covanta Holding Corp.)
Series 2018
5.00%, 1/01/48 (b)	1,000	1,030,130
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	2,500	2,687,550
5.50%, 1/01/42	1,000	1,080,880
Virginia Small Business Financing Authority (Hampton University)
Series 2014
5.25%, 10/01/29	4,125	4,702,954
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	3,350	3,638,234
Winchester Economic Development Authority (Valley Health Obligated Group)
Series 2015
5.00%, 1/01/34-1/01/35	3,500	3,897,835

		158,735,101

Arizona - 2.4%
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,945	4,195,468

	Principal Amount (000)	U.S. $ Value
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	$705	$835,693

		5,031,161

California - 0.3%
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	660	661,881

District of Columbia - 8.2%
Metropolitan Washington Airports Authority
Series 2012A
5.00%, 10/01/30	1,000	1,090,940
Series 2016A
5.00%, 10/01/35	1,200	1,348,932
Series 2018A
5.00%, 10/01/36	3,000	3,433,950
Metropolitan Washington Airports Authority (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	5,442,467
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/31-7/01/32	5,095	5,956,546

		17,272,835

Florida - 0.7%
Pinellas County Educational Facilities Authority (Barry University, Inc.)
Series 2012
5.00%, 10/01/27	400	419,788
5.25%, 10/01/30	1,000	1,051,500

		1,471,288

Guam - 0.8%
Guam Power Authority
Series 2017A
5.00%, 10/01/36	1,630	1,772,185

Illinois - 1.1%
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	2,200	2,327,622

Michigan - 0.8%
Michigan Public Power Agency
Series 2012A
5.00%, 1/01/32	1,575	1,660,554

Minnesota - 0.5%
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,000	1,137,600

	Principal Amount (000)	U.S. $ Value
Nevada - 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Series 2018C
Zero Coupon, 7/01/58 (a)(b)	$500	$55,680

New York - 2.2%
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	3,010	3,310,579
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (a)	185	201,001
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	1,090	1,169,319

		4,680,899

North Carolina - 0.5%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.70%, 7/01/37 (a)	1,000	1,037,750

Ohio - 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	600	579,000

Puerto Rico - 0.9%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,580	1,644,527
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	305	292,800

		1,937,327

South Carolina - 0.1%
South Carolina Public Service Authority
Series 2014A
5.00%, 12/01/49	205	216,160

Tennessee - 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	295	281,875

Texas - 2.6%
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	1,300	1,455,025

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/36	$1,150	$1,200,738
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	1,110	1,198,256
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	555	587,035
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	1,000	1,161,490

		5,602,544

Washington - 0.2%
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.00%, 10/01/32	400	422,588

Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority
Series 2012C
5.00%, 8/15/32 (Pre-refunded/ETM) (a)	2,700	2,987,334
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (b)	1,000	1,103,880
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a) (b)	525	531,746

		4,622,960

Total Municipal Obligations (cost $203,222,319)		209,507,010

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (d)(e)(f) (cost $ 462,842)	462,842	462,842

Total Investments - 99.0% (cost $203,685,161) (g)		209,969,852
Other assets less liabilities - 1.0%		2,028,110

Net Assets - 100.0%		$211,997,962

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,775	8/31/20	2.235%	CPI	#	Maturity	$(1,470)
Barclays Bank PLC	USD	5,776	9/04/20	2.248%	CPI	#	Maturity	(1,235)
JPMorgan Chase Bank, NA	USD	5,919	8/30/20	2.210%	CPI	#	Maturity	1,672

								$(1,033)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $6,885,166 or 3.2% of net assets.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,997,027 and gross unrealized depreciation of investments was $(713,369), resulting in net unrealized appreciation of $6,283,658.

As of August 31, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
SRF	-	State Revolving Fund

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Virginia	$	– 0	–	$142,170,877		$16,564,224		$158,735,101
Nevada		– 0	–	– 0	–	55,680		55,680
New York		– 0	–	4,479,898		201,001		4,680,899
North Carolina		– 0	–	– 0	–	1,037,750		1,037,750
Ohio		– 0	–	– 0	–	579,000		579,000
Tennessee		– 0	–	– 0	–	281,875		281,875
Wisconsin		– 0	–	1,103,880		3,519,080		4,622,960
Other		– 0	–	39,513,745		– 0	–	39,513,745
Short-Term Investments		462,842		– 0	–	– 0	–	462,842

Total Investments in Securities		462,842		187,268,400		22,238,610		209,969,852
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	1,672		– 0	–	1,672
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,705)		– 0	–	(2,705)

Total (b)		$462,842		$187,267,367		$22,238,610		$209,968,819

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$22,746,204		$22,746,204
Accrued discounts/(premiums)	(36,813)		(36,813)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(5,846)		(5,846)
Purchases	1,384,461		1,384,461
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(1,849,396)		(1,849,396	) (a)

Balance as of 8/31/18	$22,238,610		$22,238,610

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(5,846)		$(5,846)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2018 is as follows:

Fund	Market Value 5/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$279	$8,595	$8,411	$463	$4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2018